Label	Element	Value
Baird Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Small/Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Small/Mid Cap Value Fund (the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from November 30, 2015 through December 31, 2015, the Fund’s portfolio turnover rate was 14.70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.70%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year and include custody, administration, transfer agency and other customary expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of common stocks of companies with small to medium market capitalizations.  The Advisor defines such companies as those companies with market capitalizations within the range of companies in the Russell 2500 ® Value Index at the time of investment.  Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and American Depositary Receipts (“ADRs”)) of foreign companies that are traded on U.S. exchanges.  The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts.  The Advisor seeks to purchase securities of small to medium capitalization companies believed to have favorable valuation characteristics and opportunities for increased growth.  The Fund may have significant investments in the financial services sector.  The Advisor primarily considers the following factors:

•	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

•
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates; trends in balance sheet items, including inventories and accounts receivable and payable, are also scrutinized.

•	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

•	Accounting Policies and Management – The company possesses sound financial and accounting policies and has a high quality management team with a track record of success.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks

Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Value-Style Investing Risks

Because the Fund focuses on value-style stocks, its performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Value style investing may go out of favor with investors, negatively impacting the Fund’s growth and performance. Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Management Risks

The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks

Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks

Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks

Stocks of companies with small and medium market capitalizations involve a higher degree of risk than investments in the broad-based equities market.  Small-to mid-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Financial Sector Risks

The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies ( e.g., banks and insurance companies) are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Foreign Securities Risks

Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No historical performance is available for the Fund because it only recently commenced operations.  Performance information will be available after the Fund has been operating for a full calendar year.  The Fund’s primary benchmark index against which it will measure performance is the Russell 2500 ® Value Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No historical performance is available for the Fund because it only recently commenced operations.
Baird Small/Mid Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.13%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.93%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,178
Baird Small/Mid Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.88%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.93%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,854
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,020

[1]	"Other Expenses" are based on amounts estimated to be incurred by the Fund in the current fiscal year and include custody, administration, transfer agency and other customary expenses.
[2]	Robert W. Baird & Co. Incorporated (the "Advisor") has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund's total annual fund operating expenses to 1.20% of average daily net assets for the Investor Class shares and 0.95% of average daily net assets for the Institutional Class shares. This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund's investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The agreement will continue in effect at least through April 30, 2017 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitations described above and in place at the time of the recoupment.